Related Party Transactions	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party Text Block Abstract
Related party transactions

29. Related party transactions

29.1 Key management personnel

The Directors are considered to be key management personnel of the Group. The amounts disclosed in the table are the amounts recognized as an expense during the year related to key management personnel.

	Year ended December 31 2022	Year ended December 31 2021	Year ended December 31 2020
	£’000	£’000	£’000

Short-term employee benefits	1,484	826	631
Post-employment pension benefits	114	50	23
Share-based payment transactions	23,104	14,926	-

Total compensation paid to key management personnel	24,702	15,802	654

29.2 Other related party transactions

No other reportable related party transactions occurred during the year ended December 31, 2022 (2021: nil, 2020: nil).